Share Plans (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Sep. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation cost	$ 67,700,000	$ 16,200,000	$ 11,100,000
Tax benefit from share-based compensation cost	24,400,000	5,800,000	3,800,000
Intrinsic value of options vested	34,200,000			34,200,000
Tax benefit from stock options exercised	12,000,000
Performance period	3 years
Share Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration period	10 years
Unrecognized compensation cost, share options	54,000,000			54,000,000
Weighted-average period to recognize unrecognized compensation cost, share options	1 year 8 months 12 days
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Weighted-average period to recognize unrecognized compensation cost, share options	2 years 4 months 24 days
Fair value of restricted share units granted in period	12,700,000
Fair value of restricted share units vested in period	16,500,000
Unrecognized compensation cost, restricted share units	20,400,000			20,400,000
Weighted-average grant date fair value, granted restricted share units				$ 55.40
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution, percent of match	25.00%	15.00%
ESPP employer match - maximum employee contribution	25,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize unrecognized compensation cost, share options	2 years
Weighted-average grant date fair value, granted restricted share units	$ 63.40
Unrecognized compensation cost	5,200,000			5,200,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period to recognize unrecognized compensation cost, share options	1 year 2 months 12 days
Fair value of restricted share units granted in period	129,700,000
Fair value of restricted share units vested in period	30,800,000
Weighted-average grant date fair value, granted restricted share units	$ 0.00
Unrecognized compensation cost	61,400,000			61,400,000
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under 2013 Plan	5,700,000.0			5,700,000.0
Questcor Pharmaceuticals, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post combination expense	48,200,000
Selling, general and administrative | Questcor Pharmaceuticals, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post combination expense	13,100,000
Restructuring | Questcor Pharmaceuticals, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post combination expense	$ 35,100,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ordinary shares to be awarded	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ordinary shares to be awarded	200.00%